Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Revenue Adjusted EBITDA and EBITDA

Segment information for the years ended December 31, 2024, 2023 and 2022 presented below has been updated to reflect the above-described changes.

For the year ended December 31, 2024 (in thousands of U.S. dollars)	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	434,263	274,455	114,948	—	—	823,666
Intersegment revenue	6,429	—	—	—	(6,429)	—
Total segment revenue	440,692	274,455	114,948	—	(6,429)	823,666
Adjusted EBITDA	56,128	5,298	(1,645)	(95,106)	—	(35,325)
Share-based compensation expense	(1,985)	656	(2,101)	(10,168)	—	(13,598)
Restructuring costs(1)	(2,410)	(1,222)	(1,940)	(2,600)	—	(8,172)
New product launch issue(2)	—	(11,998)	—	—	—	(11,998)
Asset impairment charges and other costs related to discontinued construction of production facilities(3)	(2,875)	3,283	(25,068)	—	—	(24,660)
Asset impairment charges and other costs related to closure of production facility(4)	(42,110)	—	—	—	—	(42,110)
Non-controlling interests	—	—	(323)	—	—	(323)
EBITDA	6,748	(3,983)	(31,077)	(107,874)	—	(136,186)
Finance income	—	—	—	—	—	57,758
Finance expenses	—	—	—	—	—	(70,179)
Depreciation and amortization	—	—	—	—	—	(49,966)
Loss before tax	—	—	—	—	—	(198,573)

For the year ended December 31, 2023 (in thousands of U.S. dollars)	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	408,410	250,264	124,674	—	—	783,348
Intersegment revenue	25,601	—	181	—	(25,782)	—
Total segment revenue	434,011	250,264	124,855	—	(25,782)	783,348
Adjusted EBITDA	28,377	(31,910)	(57,543)	(96,485)	—	(157,561)
Share-based compensation expense	(2,378)	(3,820)	(4,608)	(10,640)	—	(21,446)
Restructuring costs(1)	(1,382)	(3,062)	(2,675)	(7,641)	—	(14,760)
Asset impairment charges and other costs related to discontinued construction of production facilities(5)	(158,551)	(43,009)	—	—	—	(201,560)
Costs related to the YYF Transaction(6)	—	(375)	—	—	—	(375)
Legal settlement(7)	—	—	—	(9,250)	—	(9,250)
Non-controlling interests	—	—	(186)	—	—	(186)
EBITDA	(133,934)	(82,176)	(65,012)	(124,016)	—	(405,138)
Finance income	—	—	—	—	—	117,876
Finance expenses	—	—	—	—	—	(69,029)
Depreciation and amortization	—	—	—	—	—	(51,874)
Loss before tax	—	—	—	—	—	(408,165)

For the year ended December 31, 2022 (in thousands of U.S. dollars)	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	356,629	223,880	141,729	—	—	722,238
Intersegment revenue	48,290	820	182	—	(49,292)	—
Total segment revenue	404,919	224,700	141,911	—	(49,292)	722,238
Adjusted EBITDA	(19,989)	(67,408)	(76,008)	(104,518)	—	(267,923)
Share-based compensation expense	(5,324)	(4,840)	(6,870)	(18,432)	—	(35,466)
Restructuring costs(1)	(918)	(797)	(309)	(2,391)	—	(4,415)
Asset impairment charges and other costs related to assets held for sale(3)	—	(39,581)	—	—	—	(39,581)
EBITDA	(26,231)	(112,626)	(83,187)	(125,341)	—	(347,385)
Finance income	—	—	—	—	—	15,256
Finance expenses	—	—	—	—	—	(16,665)
Depreciation and amortization	—	—	—	—	—	(48,600)
Loss before tax	—	—	—	—	—	(397,394)

* Corporate consists of general costs not allocated to the segments.

** Eliminations in 2024 and 2023 primarily refer to intersegment revenue for sales of products from Europe & International to Greater China.

(1)
Relates primarily to severance costs as the Group adjusts its organizational structure.
(2)
Expenses related to a new product launch issue.
(3)
In Europe & International the cost primarily relates to non-cash impairments related to discontinued construction of the Group’s production facility in Peterborough, UK. In North America the amount primarily relates to reversal of previously recognized non-cash impairments and other exit costs related to discontinued construction of the Group’s production facility in Dallas-Fort Worth, Texas. In Greater China the Company decided to discontinue the construction of the Group’s second production facility in China (Asia III). Following this decision the Company, during the fourth quarter, recorded $25.1 million primarily relating to non-cash impairments.
(4)
Relates to non-cash impairments of $19.1 million and $23.0 million in restructuring and other exit costs related to the closure of the Group’s production facility in Singapore.
(5)
Following certain events during the fourth quarter 2023, the Company decided to discontinue the construction of its production facilities in Peterborough, UK and Dallas-Fort Worth, Texas. The Company recorded $172.6 million in non-cash impairments and $29.0 million in restructuring and other exit costs relating to these production facilities.
(6)
Relates to the Ya YA Foods USA LLC transaction (the “YYF Transaction”). See Note 34 Non-current assets held for sale for further details.
(7)
Relates to US securities class action litigation settlement expenses. See Note 33 Commitments and contingencies for further details.

Summary of Non-current Assets by Country

Non-current assets for this purpose consists of property, plant and equipment and right-of-use assets:

	2024	2023
Sweden	114,764	120,864
China	103,791	123,542
US	88,983	102,883
The Netherlands	29,349	29,218
Singapore	804	26,115
UK	424	44,413
Other	1,639	1,644
Total	339,754	448,679

Summary of Revenue from External Customers

The Group is domiciled in Sweden. The amount of its revenue from external customers, broken down by location of the customers, is shown in the table below.

	2024	2023	2022
US	269,541	247,049	220,981
UK	126,688	134,967	124,948
Germany	120,068	104,854	79,764
China	113,789	119,507	134,001
Sweden	45,812	47,273	48,749
The Netherlands	26,507	26,921	25,582
Finland	20,589	22,178	23,353
Other	100,672	80,599	64,860
Total	823,666	783,348	722,238

There are no countries that individually make up greater than 10% of total revenue included in “Other”.

Revenue from external customers, broken down by channel and segment, is shown in the table below.

Year Ended December 31, 2024	Europe & International	North America	Greater China	Total
Retail	351,818	140,842	11,499	504,159
Foodservice	80,261	125,639	83,343	289,243
Other	2,184	7,974	20,106	30,264
Total	434,263	274,455	114,948	823,666

Year Ended December 31, 2023	Europe & International	North America	Greater China	Total
Retail	331,993	127,700	18,801	478,494
Foodservice	72,908	116,832	81,049	270,789
Other	3,509	5,732	24,824	34,065
Total	408,410	250,264	124,674	783,348

Year Ended December 31, 2022	Europe & International	North America	Greater China	Total
Retail	288,382	118,870	14,678	421,930
Foodservice	67,310	101,166	91,579	260,055
Other	937	3,844	35,472	40,253
Total	356,629	223,880	141,729	722,238